DETAIL OF SIGNIFICANT STATEMENT OF FINANCIAL POSITION AND STATEMENT OF COMPREHENSIVE INCOME CAPTIONS, Other Operating Expenses (Details) - ARS ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
DETAIL OF SIGNIFICANT STATEMENT OF FINANCIAL POSITION AND STATEMENT OF COMPREHENSIVE INCOME CAPTIONS [Abstract]
Net increase in provisions	[1]	$ (154,391)	$ (212,548)	$ (1,614,277)
Recovery of insurance		236,978	0	49,999
Others		17,242	38,934	(301,282)
Total		$ 99,829	$ (173,614)	$ (1,865,560)

[1]	Including interest and legal expenses.